F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
F4 Interest-bearing liabilities

Interest-bearing liabilities
As of December 31, 2025, the Company’s outstanding interest-bearing liabilities were SEK 32.7 (38.0) billion.
Interest-bearing liabilities (excluding lease obligations)

	2025	2024

Borrowings, current

Current part of non-current borrowings	518	3,953

Other borrowings, current	3,020	2,184

Total borrowings, current	3,538	6,137

Borrowings, non-current

Notes and bond loans	29,115	31,799

Other borrowings, non-current	50	105

Total borrowings, non-current	29,165	31,904

Total interest-bearing liabilities	32,703	38,041
Reconciliation of liabilities arising from financing activities
(including lease obligations)

	2025	2024

Opening balance	45,536	54,328

Cash flows

Proceeds from issuance borrowings	398	3,615

Repayment of borrowings	–3,538	–15,917

Other financing activities	1,224	152

Lease payments	–2,115	–2,492

Divestment	–146	–

Non-cash changes

Effect of foreign exchange movement	–4,627	2,705

Revaluation due to changes in credit risk	–30	567

Other changes in fair value	490	343

New and extended lease contracts	3,163	2,536

Other non-cash movements	–91	–301

Closing balance	40,264	45,536

Notes, bonds, bilateral loans, syndicated loans and commercial papers in the Parent Company

Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Carrying value 2025	Changes in fair value due to changes in credit risk 2025	Cumulative changes in fair value due to changes in credit risk 2025	Carrying value 2024

Notes and bond loans

2017–2025 1)	150	2.741%	USD	Dec 22, 2025	–	–24	–	1,611

2020–2030 1)	200	3.020%	USD	Dec 30, 2030	1,703	–20	100	1,918

2021–2029	500	1.000%	EUR	May 26, 2029	5,045	33	70	5,222

2022–2027	750	1.125%	EUR	Feb 8, 2027	7,990	–16	61	8,314

2023–2028	500	5.375%	EUR	May 29, 2028	5,708	–37	220	6,123

Total notes and bond loans					20,446	–64	451	23,188

Bilateral loans and syndicated loans

2019–2025 2)	150		USD	Dec 18, 2025	–	–15	–	1,664

2021–2028 3)	305		USD	Jun 21, 2028	2,812	32	9	3,329

2023–2030 2)	107		USD	Dec 16, 2030	1,026	–5	44	1,223

2023–2030 3)	273		USD	Dec 18, 2030	2,561	12	49	3,041

2024–2031 3)	184		USD	Feb 15, 2031	1,726	8	31	2,050

2024–2031 2)	108		USD	Jul 14, 2031	1,014	2	21	1,207
Total bilateral and syndicated loans					9,139	34	154	12,514

Commercial papers

2024–2025 4)	1,615		SEK	Feb–Mar 2025	–	–	–	1,607

Total commercial papers					–	–	–	1,607

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Nordic Investment Bank (NIB), R&D project financing.
3)	European Investment Bank (EIB), R&D project financing.
4)	Commercial papers are classified as amortized cost liabilities, with weighted average yield of 2.788%.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans, as well as private placements. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in note F1 “Financial risk management.” In addition to the long-term funding programs, the Company has a commercial paper program and a committed liquidity revolving credit
facility to efficiently manage liquidity needs, further described in note F1 “Refinancing risk.” For Parent Company funding, the total weighted average interest rate during the year was 4.35% (5.88%), with average borrowings of SEK 36.1 (39.9) billion. Borrowings in subsidiaries amount to SEK 0.3 (0.7) billion and comprise primarily
short-term bank loans.